REVENUES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
SCHEDULE OF GEOGRAPHICAL REVENUE INFORMATION

The Company’s geographical revenue information is set forth below:

	Three-Month Period Ended June 30,		Six-Month Period Ended June 30,
	2023	2022	2023	2022
	US$	US$	US$	US$
Sales in PRC	$9,108,145	$8,104,365	$18,395,711	$16,262,309
Sales in Overseas
—Republic of China (ROC, or Taiwan)	1,900,147	1,851,955	4,019,287	3,856,534
-South Korea	1,733,135	1,797,900	3,644,432	3,566,827
-Others	33,005	(1,286)	148,463	61,811
Sub-total	3,666,287	3,648,569	7,812,182	7,485,172
Total Revenue	$12,774,432	$11,752,934	$26,207,893	$23,747,481

The Company’s geographical revenue information is set forth below:

	For the Years Ended December 31,
	2022	2021
Sales in PRC	$26,438,509	$27,213,684
Sales in Overseas
-Republic of China (ROC, or Taiwan)	6,146,043	7,246,592
-South Korea	5,221,209	5,962,067
-Others	126,351	363,131
Sub-total	11,484,603	13,571,790
Total revenues	$37,923,112	$40,785,474

SCHEDULE OF ESTIMATED USEFUL LIFE OF PROPERTY PLANT AND EQUIPMENT
Useful life
Buildings	20 years
Machinery and equipment	10 years
Office and electric equipment	3 years

SCHEDULE OF CURRENT EXCHANGE RATES

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	December 31, 2022	December 31, 2021
Year-end spot rate	US$1=RMB 6.8972	US$1=RMB 6.3726
Average rate	US$1=RMB 6.7312	US$1=RMB 6.4505

SCHEDULE OF COMPONENTS OF THE INCOME TAX PROVISION

The components of the income tax provision are as follows:

	For the Years Ended December 31,
	2022	2021
Current tax provision
PRC	$3,352,802	$4,409,589
	$3,352,802	$4,409,589
Deferred tax provision
BVI	-	-
Hong Kong	-	-
China	-	-
	-	-
Income tax provision	$3,352,802	$4,409,589

SCHEDULE OF INCOME TAX RATE

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended December 31, 2022 and 2021:

	For the Years Ended December 31,
	2022	2021
PRC statutory income tax rate	25.0%	25.0%
Effect of income tax holiday	0.0%	(1.0)%
Tax rate differential on entities not subject to PRC income	(0.5)%	(0.6)%
R&D additional deduction	(1.0)%	(0.5)%
Non-deductible expenses in the PRC	4.2%	(2.7)%

Effective tax rate	27.7%	20.2%